Equity - Accumulated other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IFRS Statement [Line Items]
Beginning balance	$ (549)
Exchange differences arising on translation of foreign operations	0	$ (2)	$ 0
Changes in fair value of financial assets	(5)	(26)	9
Remeasurement of defined benefit pension plans	17	33	(14)
Ending balance	(952)	(549)
Accumulated other Comprehensive income [member]
IFRS Statement [Line Items]
Beginning balance	(549)	(446)	(1,554)
Exchange differences arising on translation of foreign operations	(545)	(334)	862
Changes in fair value of financial assets	(30)	(869)	313
Remeasurement of defined benefit pension plans	172	1,100	(67)
Ending balance	(952)	(549)	(446)
Defined benefit pension plans [member]
IFRS Statement [Line Items]
Beginning balance	108	(992)	(925)
Exchange differences arising on translation of foreign operations	0	0	0
Changes in fair value of financial assets	0	0	0
Remeasurement of defined benefit pension plans	172	1,100	(67)
Ending balance	280	108	(992)
Unrealized gain (losses) on securities [Member]
IFRS Statement [Line Items]
Beginning balance	(906)	(37)	(350)
Exchange differences arising on translation of foreign operations	0	0	0
Changes in fair value of financial assets	(30)	(869)	313
Remeasurement of defined benefit pension plans	0	0	0
Ending balance	(936)	(906)	(37)
Foreign currency translation [member]
IFRS Statement [Line Items]
Beginning balance	249	583	(279)
Exchange differences arising on translation of foreign operations	(545)	(334)	862
Changes in fair value of financial assets	0	0	0
Remeasurement of defined benefit pension plans	0	0	0
Ending balance	$ (296)	$ 249	$ 583